Capital management	12 Months Ended
Dec. 31, 2023
Disclosure of objectives, policies and processes for managing capital [abstract]
Capital management
40.
Capital management

The Group’s objectives when managing capital are to safeguard the Group’s ability to continue as a going concern in order to provide returns for shareholders and to maintain an optimal capital structure to reduce the cost of capital. In order to maintain or adjust the capital structure, the Group may adjust the amount of dividends paid to shareholders, return capital to shareholders, issue new shares or sell assets to reduce debt. The Group monitors capital on the basis of the liabilities to assets ratio. Total capital is shown as “Equity” in the consolidated statements of financial position, which is also equal to total assets minus total liabilities.

The liabilities to assets ratio at December 31, 2022 and 2023 were as follows:

	December 31, 2022	December 31, 2023
	NT$000	NT$000
Total liabilities	20,303,685	21,397,287
Total assets	44,942,945	46,160,484
Liabilities to assets ratio	45.18%	46.35%